UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: June 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             July 26, 2006

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     86
Form 13F Information Table Value Total:     458203
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      291  3600.00 SH       SOLE                  3600.00
Abbott Laboratories            COM              002824100     3064 70248.00 SH       SOLE                 70248.00
Alliance Data Sys Corp         COM              018581108     9314 158350.00SH       SOLE                158350.00
Ametek Inc                     COM              031100100    12280 259179.00SH       SOLE                259179.00
Amgen Inc                      COM              031162100      216  3307.00 SH       SOLE                  3307.00
Amphenol Corp Cl A             COM              032095101     6135 109625.00SH       SOLE                109625.00
AptarGroup Inc                 COM              038336103    14072 283659.00SH       SOLE                283659.00
BP PLC - Sponsored ADR         COM              055622104      521  7487.00 SH       SOLE                  7487.00
Baldor Electric                COM              057741100     5937 189751.00SH       SOLE                189751.00
Bank of America Corp           COM              060505104      574 11930.00 SH       SOLE                 11930.00
Beckman Coulter Inc            COM              075811109     8238 148300.00SH       SOLE                148300.00
Bed Bath & Beyond Inc          COM              075896100     6610 199277.00SH       SOLE                199277.00
Biomet, Inc                    COM              090613100     8235 263184.00SH       SOLE                263184.00
C R Bard                       COM              067383109    15278 208550.00SH       SOLE                208550.00
C.H. Robinson Wrldwd           COM              12541w209    10911 204700.00SH       SOLE                204700.00
CDW Corporation                COM              12512N105     5257 96200.00 SH       SOLE                 96200.00
Charles River Labs             COM              159864107     2714 73750.00 SH       SOLE                 73750.00
Chevron Texaco Corp            COM              166764100     1574 25358.00 SH       SOLE                 25358.00
Cintas Corp                    COM              172908105     8126 204375.00SH       SOLE                204375.00
Cisco Systems Inc              COM              17275R102      227 11612.00 SH       SOLE                 11612.00
Citigroup Inc                  COM              172967101      434  9001.00 SH       SOLE                  9001.00
Comcast Corp Cl A SPL          COM              20030N200      229  7000.00 SH       SOLE                  7000.00
Compass Bancshares Inc         COM              20449H109    11035 198475.00SH       SOLE                198475.00
Costco Wholesale Corp          COM              22160K105     1747 30572.00 SH       SOLE                 30572.00
D&B Corp                       COM              26483E100     4115 59050.00 SH       SOLE                 59050.00
Danaher Corp                   COM              235851102    20096 312440.00SH       SOLE                312440.00
Dentsply International Inc     COM              249030107     3733 61600.00 SH       SOLE                 61600.00
Donaldson Co                   COM              257651109    19337 570926.00SH       SOLE                570926.00
E.W. Scripps Co Cl A           COM              811054204     3255 75450.00 SH       SOLE                 75450.00
Edwards Lifesciences           COM              28176E108     5863 129055.00SH       SOLE                129055.00
Equifax Inc                    COM              294429105     9366 272750.00SH       SOLE                272750.00
Exxon Mobil Corp               COM              30231G102     2805 45727.00 SH       SOLE                 45727.00
Fastenal Co.                   COM              311900104     3014 74800.00 SH       SOLE                 74800.00
Fidelity National Information  COM              31620M106     8917 251900.75SH       SOLE                251900.75
Fifth Third Bancorp            COM              316773100     1149 31085.00 SH       SOLE                 31085.00
First Data Corp                COM              319963104    18621 413440.00SH       SOLE                413440.00
Fiserv, Inc                    COM              337738108    17640 388890.00SH       SOLE                388890.00
Fisher Scientific Intl Inc     COM              338032204     5088 69650.00 SH       SOLE                 69650.00
General Electric Co            COM              369604103     4601 139582.00SH       SOLE                139582.00
Genlyte Group Inc              COM              372302109     2644 36500.00 SH       SOLE                 36500.00
Global Payments Inc.           COM              37940X102     3962 81600.00 SH       SOLE                 81600.00
Henry Schein Inc               COM              806407102     8555 183075.00SH       SOLE                183075.00
Honeywell Intn'l Inc           COM              438516106      516 12804.00 SH       SOLE                 12804.00
Hospira Inc                    COM              441060100    10126 235816.00SH       SOLE                235816.00
ITT Corporation                COM              450911102    10096 203950.79SH       SOLE                203950.79
Idex Corp                      COM              45167R104    17424 369153.00SH       SOLE                369153.00
Int'l Business Machines        COM              459200101     1067 13896.00 SH       SOLE                 13896.00
Intel Corp                     COM              458140100      320 16865.85 SH       SOLE                 16865.85
International Displayworks Inc COM              459412102      143 27500.00 SH       SOLE                 27500.00
J P Morgan Chase & Co          COM              46625H100      293  6984.00 SH       SOLE                  6984.00
Johnson & Johnson              COM              478160104     1182 19729.00 SH       SOLE                 19729.00
Landstar System Inc            COM              515098101     3621 76670.00 SH       SOLE                 76670.00
M & T Bank Corp                COM              55261F104     7624 64650.00 SH       SOLE                 64650.00
MSC Industrial Direct Co Cl A  COM              553530106    10016 210549.00SH       SOLE                210549.00
Marshall & Ilsley Corp         COM              571834100     8558 187091.00SH       SOLE                187091.00
Mercantile Bankshares Corp     COM              587405101     4247 119050.00SH       SOLE                119050.00
Micron Technology              COM              595112103      433 28768.00 SH       SOLE                 28768.00
Microsoft Corp                 COM              594918104      318 13627.00 SH       SOLE                 13627.00
National City Corp             COM              635405103     2390 66050.00 SH       SOLE                 66050.00
New York Community Bancorp     COM              649445103      228 13833.00 SH       SOLE                 13833.00
North Fork Bancorp             COM              659424105     2739 90787.00 SH       SOLE                 90787.00
Pactiv Corp                    COM              695257105     5608 226600.00SH       SOLE                226600.00
Patterson Companies Inc        COM              703395103      215  6150.00 SH       SOLE                  6150.00
Pentair Inc                    COM              709631105     6273 183476.00SH       SOLE                183476.00
Pfizer Inc                     COM              717081103      435 18527.00 SH       SOLE                 18527.00
Quest Diagnostics Inc          COM              74834L100    13178 219922.00SH       SOLE                219922.00
Robert Half Int'l Inc          COM              770323103     3383 80550.00 SH       SOLE                 80550.00
Rockwell Collins Inc           COM              774341101     6295 112675.00SH       SOLE                112675.00
Royal Dutch Shell PLC-ADR A    COM              780259206      405  6040.00 SH       SOLE                  6040.00
Sealed Air Corp                COM              81211K100     7084 136026.00SH       SOLE                136026.00
Teleflex Inc                   COM              879369106     9990 184925.00SH       SOLE                184925.00
Texas Instruments              COM              882508104      324 10700.00 SH       SOLE                 10700.00
U.S. Bancorp                   COM              902973304     5258 170280.86SH       SOLE                170280.86
UCBH Holdings Inc.             COM              90262T308     4816 291150.00SH       SOLE                291150.00
United Technologies Corp       COM              913017109     1919 30265.00 SH       SOLE                 30265.00
Varian Medical Systems         COM              92220P105     3523 74400.00 SH       SOLE                 74400.00
Washington Mutual Inc          COM              939322103      304  6660.00 SH       SOLE                  6660.00
Waters Corp                    COM              941848103     5461 123000.00SH       SOLE                123000.00
Wells Fargo & Co.              COM              949746101     3142 46844.00 SH       SOLE                 46844.00
Westamerica Bancorp            COM              957090103     6364 129950.00SH       SOLE                129950.00
Zions Bancorporation           COM              989701107    15507 198965.00SH       SOLE                198965.00
Franklin Templeton, Oregon Tax COM              354723785      259 22269.0230SH      SOLE               22269.0230
Lord Abbett Affiliated Fund Cl COM              544001100      517 35073.1810SH      SOLE               35073.1810
MFS Charter Income Trust       COM              552727109       82 10000.0000SH      SOLE               10000.0000
Prudent Bear Fund              COM              744294109       71 11902.5440SH      SOLE               11902.5440
Vanguard 500 Index Fund        COM              922908108      671 5733.3560SH       SOLE                5733.3560